THE ALGER FUNDS II
QUARTERLY REPORT
January 31, 2024

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—105.8%
AEROSPACE & DEFENSE—4.7%
HEICO Corp., Cl. A	599,291	$ 84,781,698
TransDigm Group, Inc.	53,082	58,001,639

		142,783,337
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	70,434	13,463,459
APPLICATION SOFTWARE—3.3%
Adobe, Inc.*	81,978	50,644,369
ANSYS, Inc.*	45,335	14,862,173
Cadence Design Systems, Inc.*	124,057	35,785,482

		101,292,024
ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Blue Owl Capital, Inc., Cl. A	392,819	6,104,407
AUTOMOBILE MANUFACTURERS—1.5%
Ferrari NV	33,779	11,684,832
Tesla, Inc.*	183,726	34,410,042

		46,094,874
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	554,903	14,349,792
BIOTECHNOLOGY—5.1%
Amgen, Inc.	105,474	33,146,259
Immunovant, Inc.*	185,176	6,742,258
Natera, Inc.*	955,592	63,011,737
Nuvalent, Inc., Cl. A*	61,240	4,603,411
Sarepta Therapeutics, Inc.*	71,310	8,485,177
Vaxcyte, Inc.*	296,761	21,194,671
Vertex Pharmaceuticals, Inc.*	42,846	18,568,599

		155,752,112
BROADLINE RETAIL—9.4%
Amazon.com, Inc.+,*	1,526,379	236,894,021
MercadoLibre, Inc.*	30,124	51,566,564

		288,460,585
CARGO GROUND TRANSPORTATION—0.7%
Old Dominion Freight Line, Inc.	54,054	21,136,195
CASINOS & GAMING—1.2%
DraftKings, Inc., Cl. A*	575,622	22,478,039
Flutter Entertainment PLC*	76,517	15,705,579

		38,183,618
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	319,613	15,261,521
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—105.8% (CONT.)
COMMUNICATIONS EQUIPMENT—0.4%
Arista Networks, Inc.*	41,504	$ 10,736,255
CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.	93,467	18,137,271
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.7%
Wabtec Corp.	155,944	20,517,552
CONSTRUCTION MATERIALS—1.4%
Martin Marietta Materials, Inc.	85,166	43,300,098
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Vertiv Holdings Co., Cl. A	621,403	35,003,631
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
GFL Environmental, Inc.	1,807,270	61,392,962
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	115,256	51,675,028
HEALTHCARE DISTRIBUTORS—0.9%
McKesson Corp.	56,357	28,172,301
HEALTHCARE EQUIPMENT—3.2%
Dexcom, Inc.*	153,025	18,569,584
Intuitive Surgical, Inc.*	128,404	48,564,961
Stryker Corp.	55,719	18,692,610
TransMedics Group, Inc.*	129,762	11,129,686

		96,956,841
HEALTHCARE FACILITIES—0.9%
Acadia Healthcare Co., Inc.*	342,981	28,172,459
HOMEBUILDING—0.3%
D.R. Horton, Inc.	66,068	9,441,778
HOMEFURNISHING RETAIL—0.3%
RH*	32,077	8,130,878
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.2%
IDEX Corp.	30,000	6,345,000
INTERACTIVE MEDIA & SERVICES—11.0%
Alphabet, Inc., Cl. C+,*	757,612	107,429,381
Meta Platforms, Inc., Cl. A*	456,251	178,001,765
Pinterest, Inc., Cl. A*	1,210,208	45,346,494
Snap, Inc., Cl. A*	534,539	8,493,825

		339,271,465
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Cloudflare, Inc., Cl. A*	55,503	4,387,512
MongoDB, Inc.*	42,287	16,936,789
Snowflake, Inc., Cl. A*	82,984	16,234,990

		37,559,291
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—105.8% (CONT.)
IT CONSULTING & OTHER SERVICES—0.5%
EPAM Systems, Inc.*	56,176	$ 15,623,107
LIFE SCIENCES TOOLS & SERVICES—0.5%
Danaher Corp.	65,189	15,639,493
MANAGED HEALTHCARE—0.9%
UnitedHealth Group, Inc.	56,522	28,924,568
MOVIES & ENTERTAINMENT—3.5%
Liberty Media Corp. Series C Liberty Formula One*	601,215	40,431,709
Netflix, Inc.*	91,357	51,535,397
Spotify Technology SA*	65,728	14,154,525

		106,121,631
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Diamondback Energy, Inc.	152,704	23,476,713
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy, Inc.	154,121	25,274,303
PASSENGER GROUND TRANSPORTATION—0.3%
Uber Technologies, Inc.*	146,381	9,554,288
PHARMACEUTICALS—1.4%
Eli Lilly & Co.	68,314	44,104,201
REAL ESTATE SERVICES—2.0%
CoStar Group, Inc.*	218,550	18,244,554
FirstService Corp.	256,498	42,996,760

		61,241,314
RESTAURANTS—0.3%
Shake Shack, Inc., Cl. A*	107,086	8,091,418
SEMICONDUCTORS—16.1%
Advanced Micro Devices, Inc.*	324,719	54,452,129
Broadcom, Inc.	36,267	42,795,060
Marvell Technology, Inc.	804,485	54,463,635
Micron Technology, Inc.	314,299	26,951,139
NVIDIA Corp.+	434,874	267,564,926
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	435,888	49,237,908

		495,464,797
SYSTEMS SOFTWARE—15.7%
Microsoft Corp.+	1,147,710	456,306,542
ServiceNow, Inc.*	34,675	26,540,245

		482,846,787
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.+	1,052,864	194,148,122
TRANSACTION & PAYMENT PROCESSING SERVICES—3.3%
Global Payments, Inc.	104,574	13,932,394
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—105.8% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—3.3% (CONT.)
PayPal Holdings, Inc.*	166,318	$ 10,203,609
Visa, Inc., Cl. A	278,567	76,121,219

		100,257,222
TOTAL COMMON STOCKS (Cost $1,858,158,514)		3,248,462,698
PREFERRED STOCKS—0.2%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	2,912,012	—
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc.,Series G(b),*,@	188,583	6,930,425
TOTAL PREFERRED STOCKS (Cost $26,129,444)		6,930,425
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		6,595,008
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		4,105,056

		10,700,064
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		10,700,064

Total Investments (Cost $1,896,212,958)	106.3%	$3,266,093,187
Affiliated Securities (Cost $25,029,054)		10,700,064
Unaffiliated Securities (Cost $1,871,183,904)		3,255,393,123
Securities Sold Short (Proceeds $196,942,094)	(6.5)%	(200,718,970)
Other Assets in Excess of Liabilities	0.2%	5,892,310
NET ASSETS	100.0%	$3,071,266,527

ADR	American Depositary Receipts

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Chime Financial, Inc.,Series G	8/24/21	$13,025,390	$6,930,425	0.2%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	6,595,008	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	4,105,056	0.1%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
Total			$17,630,489	0.5%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(6.5)%
AGRICULTURAL PRODUCTS & SERVICES—0.0%
Bunge Global SA	(14,857)	$(1,308,753)
AIR FREIGHT & LOGISTICS—(0.1)%
FedEx Corp.	(6,188)	(1,493,102)
United Parcel Service, Inc., Cl. B	(13,680)	(1,941,192)

		(3,434,294)
APPAREL RETAIL—(0.2)%
SPDR S&P Retail ETF	(68,823)	(4,721,258)
APPLICATION SOFTWARE—(0.2)%
Aurora Innovation, Inc., Cl. A*	(611,921)	(1,829,644)
Bentley Systems, Inc., Cl. B	(30,964)	(1,560,586)
PROS Holdings, Inc.*	(43,430)	(1,494,861)

		(4,885,091)
AUTOMOTIVE PARTS & EQUIPMENT—(0.1)%
QuantumScape Corp.*	(337,970)	(2,301,576)
AUTOMOTIVE RETAIL—0.0%
Penske Automotive Group, Inc.	(10,043)	(1,490,080)
BROADLINE RETAIL—(0.1)%
Etsy, Inc.*	(44,052)	(2,932,101)
MINISO Group Holding, Ltd. ADR	(72,764)	(1,234,077)

		(4,166,178)
BUILDING PRODUCTS—(0.2)%
Carrier Global Corp.	(50,110)	(2,741,518)
Johnson Controls International PLC	(27,506)	(1,449,291)
Zurn Elkay Water Solutions Corp.	(99,859)	(2,960,819)

		(7,151,628)
CASINOS & GAMING—(0.1)%
International Game Technology PLC	(56,488)	(1,466,428)
MGM Resorts International	(35,358)	(1,533,476)

		(2,999,904)
COMMUNICATIONS EQUIPMENT—0.0%
Cisco Systems, Inc.	(29,760)	(1,493,357)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.1)%
Dollar Tree, Inc.*	(23,623)	(3,085,636)
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Maximus, Inc.	(18,657)	(1,513,456)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.5)% (CONT.)
DISTRIBUTORS—(0.1)%
Genuine Parts Co.	(10,794)	$(1,513,643)
LKQ Corp.	(31,848)	(1,486,346)

		(2,999,989)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Rockwell Automation, Inc.	(10,206)	(2,584,976)
HEALTHCARE EQUIPMENT—(0.2)%
Envista Holdings Corp.*	(176,791)	(4,154,588)
Omnicell, Inc.*	(97,365)	(3,132,232)

		(7,286,820)
HEALTHCARE SERVICES—0.0%
Quest Diagnostics, Inc.	(11,625)	(1,492,999)
HOME IMPROVEMENT RETAIL—(0.3)%
Floor & Decor Holdings, Inc., Cl. A*	(52,895)	(5,319,121)
Lowe's Cos., Inc.	(14,120)	(3,005,301)

		(8,324,422)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.2)%
Paylocity Holding Corp.*	(13,805)	(2,186,850)
Robert Half, Inc.	(40,679)	(3,235,608)

		(5,422,458)
INDUSTRIAL CONGLOMERATES—(0.1)%
Honeywell International, Inc.	(7,713)	(1,560,031)
INDUSTRIAL GASES—0.0%
Air Products and Chemicals, Inc.	(5,400)	(1,380,834)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.1)%
Lincoln Electric Holdings, Inc.	(14,095)	(3,132,191)
INTERNET SERVICES & INFRASTRUCTURE—0.0%
VeriSign, Inc.*	(7,504)	(1,492,396)
MARKET INDICES—(3.1)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(70,918)	(6,039,377)
iShares Europe ETF	(37,741)	(1,976,496)
iShares MSCI United Kingdom ETF	(98,891)	(3,207,035)
iShares Russell Mid-Cap Growth ETF	(123,030)	(12,777,896)
Renaissance IPO ETF*	(44,752)	(1,523,747)
SPDR S&P 500 ETF Trust	(106,935)	(51,636,773)
VanEck Semiconductor ETF	(80,000)	(14,869,600)

		(92,030,924)
PACKAGED FOODS & MEATS—(0.1)%
Campbell Soup Co.	(66,904)	(2,985,925)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.5)% (CONT.)
PHARMACEUTICALS—(0.4)%
Consumer Discretionary Select Sector SPDR Fund	(70,989)	$(12,133,440)
PROPERTY & CASUALTY INSURANCE—(0.1)%
Trupanion, Inc.*	(66,781)	(1,816,443)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(0.1)%
Enphase Energy, Inc.*	(29,966)	(3,120,360)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(0.2)%
Keurig Dr Pepper, Inc.	(46,313)	(1,456,081)
PepsiCo, Inc.	(17,698)	(2,982,644)
The Coca-Cola Co.	(26,218)	(1,559,709)

		(5,998,434)
STEEL—(0.1)%
Steel Dynamics, Inc.	(22,313)	(2,692,956)
SYSTEMS SOFTWARE—(0.2)%
Technology Select Sector SPDR Fund	(28,896)	(5,712,161)
TOTAL COMMON STOCKS (Proceeds $196,942,094)		$(200,718,970)
Total Securities Sold Short (Proceeds $196,942,094)		$(200,718,970)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—88.3%
ADVERTISING—0.3%
The Trade Desk, Inc., Cl. A+,*	9,580	$ 655,559
AEROSPACE & DEFENSE—5.6%
AAR Corp.*	9,677	588,555
Cadre Holdings, Inc.	10,637	361,552
HEICO Corp.+	19,887	3,571,506
Kratos Defense & Security Solutions, Inc.+,*	26,505	448,730
TransDigm Group, Inc.+	8,132	8,885,674

		13,856,017
APPAREL RETAIL—0.3%
Aritzia, Inc.*	33,740	820,882
APPLICATION SOFTWARE—4.7%
AppFolio, Inc., Cl. A+,*	3,949	865,858
Everbridge, Inc.*	2,061	46,084
HubSpot, Inc.*	3,736	2,282,696
Informatica, Inc., Cl. A*	27,938	838,140
Intapp, Inc.*	3,425	147,549
nCino, Inc.*	25,043	788,353
Sprout Social, Inc., Cl. A*	18,257	1,119,702
SPS Commerce, Inc.+,*	11,036	2,028,417
Vertex, Inc., Cl. A+,*	141,466	3,431,965

		11,548,764
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Hamilton Lane, Inc., Cl. A+	13,206	1,531,104
StepStone Group, Inc., Cl. A+	66,207	2,214,624

		3,745,728
BIOTECHNOLOGY—7.5%
ACADIA Pharmaceuticals, Inc.+,*	130,575	3,383,198
Amgen, Inc.+	8,824	2,773,030
Autolus Therapeutics PLC ADR*	69,091	415,928
Biohaven, Ltd.*	4,655	207,054
BioMarin Pharmaceutical, Inc.+,*	20,829	1,834,618
Cabaletta Bio, Inc.+,*	62,963	1,289,482
Immunovant, Inc.*	4,938	179,793
Natera, Inc.+,*	60,999	4,022,274
Nuvalent, Inc., Cl. A*	2,752	206,868
RAPT Therapeutics, Inc.*	10,497	259,801
Regeneron Pharmaceuticals, Inc.*	2,100	1,979,838
Sarepta Therapeutics, Inc.*	1,708	203,235
Ultragenyx Pharmaceutical, Inc.*	19,626	865,703
Vaxcyte, Inc.*	10,749	767,694

		18,388,516
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.3% (CONT.)
BROADLINE RETAIL—7.3%
Amazon.com, Inc.+,*	63,974	$ 9,928,765
MercadoLibre, Inc.+,*	3,025	5,178,225
Ollie's Bargain Outlet Holdings, Inc.+,*	40,814	2,935,751

		18,042,741
CARGO GROUND TRANSPORTATION—1.3%
Old Dominion Freight Line, Inc.	2,250	879,795
RXO, Inc.*	76,564	1,592,531
XPO, Inc.*	9,097	777,248

		3,249,574
CASINOS & GAMING—0.4%
DraftKings, Inc., Cl. A*	26,443	1,032,599
COMMUNICATIONS EQUIPMENT—0.7%
Arista Networks, Inc.+,*	6,485	1,677,540
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.1%
Wabtec Corp.	2,594	341,293
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.+,*	16,724	531,154
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Fluence Energy, Inc.*	33,022	656,147
Vertiv Holdings Co., Cl. A	74,429	4,192,586

		4,848,733
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Novanta, Inc.*	3,445	532,425
ENVIRONMENTAL & FACILITIES SERVICES—2.9%
Casella Waste Systems, Inc., Cl. A+,*	42,381	3,616,795
Montrose Environmental Group, Inc.+,*	46,445	1,356,658
Waste Connections, Inc.+	13,693	2,125,975

		7,099,428
FINANCIAL EXCHANGES & DATA—0.4%
Cboe Global Markets, Inc.	5,460	1,003,821
FOOTWEAR—1.0%
Deckers Outdoor Corp.*	3,146	2,371,235
HEALTHCARE DISTRIBUTORS—1.6%
McKesson Corp.	8,043	4,020,615
HEALTHCARE EQUIPMENT—8.3%
Glaukos Corp.+,*	69,501	6,187,674
Impulse Dynamics PLC, Cl. E(a),*,@	1,273,271	2,987,232
Inogen, Inc.*	53,887	383,406
Inspire Medical Systems, Inc.+,*	13,933	2,938,052
Insulet Corp.+,*	11,185	2,134,881
Intuitive Surgical, Inc.*	3,610	1,365,374
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.3% (CONT.)
HEALTHCARE EQUIPMENT—8.3% (CONT.)
Nevro Corp.+,*	115,939	$ 1,919,950
Stryker Corp.	5,993	2,010,532
Tandem Diabetes Care, Inc.*	21,187	483,063

		20,410,164
HEALTHCARE SERVICES—0.7%
Agiliti, Inc.+,*	89,126	631,903
NeoGenomics, Inc.*	80,127	1,189,886

		1,821,789
HEALTHCARE TECHNOLOGY—0.4%
Definitive Healthcare Corp.*	127,959	1,087,651
HOMEBUILDING—1.1%
D.R. Horton, Inc.	18,502	2,644,121
HOMEFURNISHING RETAIL—0.4%
RH*	4,210	1,067,151
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.6%
Paylocity Holding Corp.+,*	9,933	1,573,487
INTERACTIVE MEDIA & SERVICES—5.2%
Alphabet, Inc., Cl. A*	37,838	5,301,104
Meta Platforms, Inc., Cl. A+,*	10,208	3,982,549
Pinterest, Inc., Cl. A+,*	44,750	1,676,783
Snap, Inc., Cl. A*	124,290	1,974,968

		12,935,404
INTERNET SERVICES & INFRASTRUCTURE—0.1%
Shopify, Inc., Cl. A*	3,443	275,681
IT CONSULTING & OTHER SERVICES—0.2%
Globant SA*	1,860	438,607
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A+,*	6,866	465,240
LEISURE PRODUCTS—0.0%
Latham Group, Inc.*	4,938	12,493
MANAGED HEALTHCARE—2.1%
Progyny, Inc.+,*	132,938	5,063,608
MOVIES & ENTERTAINMENT—4.0%
Netflix, Inc.+,*	8,196	4,623,446
Spotify Technology SA+,*	24,761	5,332,281

		9,955,727
OIL & GAS EQUIPMENT & SERVICES—0.6%
Core Laboratories, Inc.+	41,626	656,442
Dril-Quip, Inc.+,*	38,287	768,420

		1,424,862
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.3% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Diamondback Energy, Inc.+	21,194	$ 3,258,366
PASSENGER AIRLINES—1.0%
Joby Aviation, Inc.*	468,753	2,559,391
PASSENGER GROUND TRANSPORTATION—0.8%
Uber Technologies, Inc.+,*	30,028	1,959,928
PERSONAL CARE PRODUCTS—0.0%
Oddity Tech, Ltd., Cl. A*	22	909
PHARMACEUTICALS—1.6%
Eli Lilly & Co.	6,240	4,028,606
PROPERTY & CASUALTY INSURANCE—0.4%
Palomar Holdings, Inc.*	17,176	1,028,327
REAL ESTATE SERVICES—2.0%
FirstService Corp.+	28,583	4,791,368
REGIONAL BANKS—0.1%
Seacoast Banking Corp. of Florida	10,640	261,318
RESTAURANTS—0.5%
Shake Shack, Inc., Cl. A*	9,737	735,728
Wingstop, Inc.	1,388	390,180

		1,125,908
SEMICONDUCTORS—10.7%
Advanced Micro Devices, Inc.+,*	44,869	7,524,083
Impinj, Inc.*	29,512	2,862,074
Marvell Technology, Inc.	39,609	2,681,529
NVIDIA Corp.+	15,278	9,400,095
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,088	3,850,580

		26,318,361
SYSTEMS SOFTWARE—5.7%
Crowdstrike Holdings, Inc., Cl. A*	11,601	3,393,293
Microsoft Corp.+	24,897	9,898,549
Zscaler, Inc.*	3,624	854,068

		14,145,910
TRADING COMPANIES & DISTRIBUTORS—0.6%
SiteOne Landscape Supply, Inc.+,*	7,542	1,165,616
Xometry, Inc., Cl. A*	7,065	227,352

		1,392,968
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—88.3% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—1.7%
Flywire Corp.+,*	41,100	$ 878,307
Global Payments, Inc.	25,023	3,333,814

		4,212,121
TOTAL COMMON STOCKS (Cost $185,402,413)		218,026,090
PREFERRED STOCKS—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),(b),*,@	41,418	—
(Cost $186,381)		—
REAL ESTATE INVESTMENT TRUST—0.5%
TELECOM TOWER—0.5%
Crown Castle, Inc.+	11,135	1,205,364
(Cost $1,054,311)		1,205,364
RIGHTS—0.1%
BIOTECHNOLOGY—0.1%
Tolero CDR(a),*,@	126,108	93,320
(Cost $67,638)		93,320
SPECIAL PURPOSE VEHICLE—0.5%
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		829,984
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		493,504

		1,323,488
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		1,323,488
SHORT-TERM SECURITIES—3.2%
U.S. GOVERNMENT—3.2%
U.S. Treasury Bill, 0.00%, 2/8/24	8,000,000	7,992,051
(Cost $7,992,051)		7,992,051
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.1%
EXCHANGE-TRADED OPTIONS PURCHASED—0.1%
S&P 500 Index, 2/16/2024, 4,675.00	$ 79,953,225	165	$ 139,590
TOTAL PURCHASED PUT OPTIONS (Cost $651,135)			139,590

Total Investments (Cost $196,828,929)		92.7%	$228,779,903
Affiliated Securities (Cost $1,661,381)			1,323,488
Unaffiliated Securities (Cost $195,167,548)			227,456,415
Securities Sold Short (Proceeds $78,510,492)		(28.8)%	(71,198,404)
Written Options (Premiums received $(263,056))		(0.0)%	(52,900)
Swaps		0.1%	298,188
Other Assets in Excess of Liabilities		36.1%	89,062,677
NET ASSETS		100.0%	$246,889,464

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 01/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$829,984	0.3%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	493,504	0.2%
Impulse Dynamics PLC, Cl. E	2/11/22-6/2/23	4,201,794	2,987,232	1.2%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
Tolero CDR	2/6/17	67,638	93,320	0.1%
Total			$4,404,040	1.8%
Over the counter - Contracts for difference outstanding as of January 31, 2024:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(19,474)	BNP Paribas	Carvana Co.	$(548,221)	$—	$(548,221)	$(548,221)
(657,013)	BNP Paribas	Ses Ai Corp.	846,409	846,409	—	846,409
Total			$298,188	$846,409	$(548,221)	$298,188
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—0.0%
EXCHANGE-TRADED OPTIONS WRITTEN—0.0%
S&P 500 Index, 2/16/2024,4,400.00	$(111,449,950)	230	$ (52,900)
(Premiums received $(263,056))			$(52,900)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(28.7)%
AEROSPACE & DEFENSE—(0.8)%
Archer Aviation, Inc., Cl. A*	(48,735)	$(235,390)
The Boeing Co.*	(7,724)	(1,630,073)

		(1,865,463)
AIR FREIGHT & LOGISTICS—(0.5)%
United Parcel Service, Inc., Cl. B	(8,963)	(1,271,850)
APPAREL RETAIL—(0.6)%
SPDR S&P Retail ETF	(23,015)	(1,578,829)
APPLICATION SOFTWARE—(1.6)%
Aurora Innovation, Inc., Cl. A*	(785,955)	(2,350,005)
Salesforce, Inc.*	(4,913)	(1,380,995)

		(3,731,000)
AUTOMOBILE MANUFACTURERS—(0.5)%
Fisker, Inc.*	(55,316)	(44,386)
Lucid Group, Inc.*	(354,795)	(1,199,207)

		(1,243,593)
AUTOMOTIVE PARTS & EQUIPMENT—(0.6)%
LCI Industries	(600)	(66,768)
QuantumScape Corp.*	(225,403)	(1,534,994)

		(1,601,762)
BIOTECHNOLOGY—(0.5)%
Twist Bioscience Corp.*	(35,107)	(1,137,467)
BROADLINE RETAIL—(0.6)%
Etsy, Inc.*	(12,807)	(852,434)
Savers Value Village, Inc.*	(44,158)	(825,313)

		(1,677,747)
BUILDING PRODUCTS—(1.1)%
A.O. Smith Corp.	(10,840)	(841,292)
Carrier Global Corp.	(15,892)	(869,451)
Zurn Elkay Water Solutions Corp.	(29,683)	(880,101)

		(2,590,844)
COMMODITY CHEMICALS—(0.4)%
PureCycle Technologies, Inc.*	(280,818)	(1,100,807)
CONSTRUCTION & ENGINEERING—(0.3)%
Ameresco, Inc., Cl.A*	(42,467)	(867,601)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.6)%
Dollar General Corp.	(5,128)	(677,255)
Dollar Tree, Inc.*	(5,171)	(675,436)

		(1,352,691)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(28.7)% (CONT.)
EDUCATION SERVICES—(0.4)%
Bright Horizons Family Solutions, Inc.*	(10,127)	$(994,978)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.5)%
Freyr Battery, Inc.*	(246,694)	(333,037)
Rockwell Automation, Inc.	(3,455)	(875,082)

		(1,208,119)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.2)%
SmartRent, Inc.*	(137,158)	(404,616)
ELECTRONIC MANUFACTURING SERVICES—(1.2)%
IPG Photonics Corp.*	(30,488)	(2,984,470)
HEALTHCARE EQUIPMENT—(1.0)%
Envista Holdings Corp.*	(40,881)	(960,703)
Globus Medical, Inc., Cl. A*	(7,239)	(382,147)
Omnicell, Inc.*	(27,804)	(894,455)

		(2,237,305)
HEALTHCARE FACILITIES—(0.2)%
US Physical Therapy, Inc.	(5,331)	(491,838)
HEALTHCARE SERVICES—(0.2)%
23andMe Holding Co., Cl. A*	(616,679)	(450,854)
DocGo, Inc.*	(4,671)	(17,283)

		(468,137)
HEALTHCARE SUPPLIES—(0.7)%
STAAR Surgical Co.*	(63,355)	(1,774,574)
HEALTHCARE TECHNOLOGY—(0.6)%
Simulations Plus, Inc.	(37,906)	(1,436,637)
HOME IMPROVEMENT RETAIL—(0.5)%
Floor & Decor Holdings, Inc., Cl.A*	(12,669)	(1,273,995)
HOTELS RESORTS & CRUISE LINES—(0.3)%
Soho House & Co., Inc.*	(126,173)	(775,964)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.6)%
Desktop Metal, Inc., Cl. A*	(96,952)	(62,893)
Lincoln Electric Holdings, Inc.	(5,993)	(1,331,764)
Velo3D, Inc.*	(435,709)	(136,595)

		(1,531,252)
INTEGRATED OIL & GAS—(0.3)%
Occidental Petroleum Corp.	(11,820)	(680,477)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(28.7)% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—(0.5)%
Okta, Inc.*	(9,677)	$(799,804)
Snowflake, Inc., Cl. A*	(1,978)	(386,976)

		(1,186,780)
IT CONSULTING & OTHER SERVICES—(0.6)%
International Business Machines Corp.	(7,726)	(1,418,957)
MANAGED HEALTHCARE—(0.9)%
Humana, Inc.	(1,869)	(706,594)
UnitedHealth Group, Inc.	(2,777)	(1,421,102)

		(2,127,696)
MISCELLANEOUS—(0.4)%
KraneShares CSI China Internet ETF	(21,421)	(499,966)
Xtrackers Harvest CSI 300 China A-Shares ETF	(24,601)	(544,912)

		(1,044,878)
MOVIES & ENTERTAINMENT—(1.1)%
Roku, Inc.*	(14,912)	(1,313,151)
Sphere Entertainment Co.*	(9,494)	(335,898)
Vivid Seats, Inc., Cl. A*	(13,669)	(78,460)
Warner Bros Discovery, Inc.*	(111,624)	(1,118,472)

		(2,845,981)
PACKAGED FOODS & MEATS—(0.5)%
The Kraft Heinz Co.	(36,258)	(1,346,260)
PERSONAL CARE PRODUCTS—(0.1)%
Nu Skin Enterprises, Inc., Cl. A	(15,176)	(281,667)
PHARMACEUTICALS—(1.0)%
Bristol-Myers Squibb Co.	(26,785)	(1,308,983)
Zoetis, Inc.	(6,776)	(1,272,601)

		(2,581,584)
PROPERTY & CASUALTY INSURANCE—(0.4)%
Lemonade, Inc.*	(57,406)	(908,163)
REAL ESTATE OPERATING COMPANIES—(0.4)%
Seritage Growth Properties, Cl. A*	(114,484)	(1,047,529)
REAL ESTATE SERVICES—(0.2)%
Opendoor Technologies, Inc.*	(172,569)	(590,186)
REGIONAL BANKS—(0.7)%
Bank OZK	(22,480)	(1,014,073)
Stellar Bancorp, Inc.	(30,519)	(763,891)

		(1,777,964)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(28.7)% (CONT.)
RESEARCH & CONSULTING SERVICES—(0.3)%
Franklin Covey Co.*	(19,984)	$(808,153)
RESTAURANTS—(0.8)%
Sweetgreen, Inc., Cl. A*	(85,455)	(912,659)
Yum! Brands, Inc.	(7,793)	(1,009,116)

		(1,921,775)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(0.4)%
Enphase Energy, Inc.*	(9,281)	(966,430)
SEMICONDUCTORS—(2.0)%
indie Semiconductor, Inc., Cl. A*	(274,359)	(1,665,359)
Intel Corp.	(31,373)	(1,351,549)
Texas Instruments, Inc.	(12,545)	(2,008,705)

		(5,025,613)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(1.1)%
PepsiCo, Inc.	(15,778)	(2,659,066)
SPECIALIZED CONSUMER SERVICES—(0.7)%
Service Corp. International	(24,148)	(1,620,814)
SYSTEMS SOFTWARE—(0.3)%
Fortinet, Inc.*	(10,697)	(689,850)
TRANSACTION & PAYMENT PROCESSING SERVICES—(1.5)%
Adyen NV*	(2,876)	(3,607,043)
TOTAL COMMON STOCKS (Proceeds $78,024,177)		$(70,738,405)
REAL ESTATE INVESTMENT TRUST—(0.1)%
DIVERSIFIED—(0.1)%
Empire State Realty Trust, Inc.	(39,179)	(372,984)
OFFICE—0.0%
Paramount Group, Inc.	(18,319)	(87,015)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $486,315)		$(459,999)
Total Securities Sold Short (Proceeds $78,510,492)		$(71,198,404)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.5%
ARGENTINA—1.8%
IT CONSULTING & OTHER SERVICES—1.8%
Globant SA*	1,575	$ 371,401
(Cost $304,326)
BRAZIL—20.4%
BROADLINE RETAIL—4.0%
MercadoLibre, Inc.*	470	804,551
DIVERSIFIED BANKS—4.8%
NU Holdings, Ltd., Cl. A*	113,500	977,235
DIVERSIFIED CAPITAL MARKETS—3.1%
Banco BTG Pactual SA	87,000	633,570
FOOTWEAR—2.8%
Arezzo Industria e Comercio SA	45,300	573,748
HEALTHCARE FACILITIES—2.1%
Rede D'Or Sao Luiz SA	77,000	419,782
OIL & GAS EXPLORATION & PRODUCTION—2.0%
PRIO SA	46,000	409,268
PASSENGER GROUND TRANSPORTATION—1.6%
Localiza Rent a Car SA	29,000	318,483

TOTAL BRAZIL (Cost $3,339,678)		4,136,637
CHINA—16.8%
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
ANTA Sports Products, Ltd.	47,400	400,078
AUTOMOBILE MANUFACTURERS—1.8%
BYD Co., Ltd., Cl. H	16,522	369,930
BROADLINE RETAIL—3.1%
PDD Holdings, Inc. ADR*	5,000	634,350
DISTILLERS & VINTNERS—1.7%
Kweichow Moutai Co., Ltd., Cl. A	1,500	335,743
EDUCATION SERVICES—2.9%
New Oriental Education & Technology Group, Inc. ADR*	7,700	590,282
HOTELS RESORTS & CRUISE LINES—3.3%
Trip.com Group, Ltd. ADR*	18,200	665,392
PERSONAL CARE PRODUCTS—2.0%
Proya Cosmetics Co., Ltd., Cl. A	35,942	412,622

TOTAL CHINA (Cost $3,271,476)		3,408,397
GREECE—7.2%
INDUSTRIAL CONGLOMERATES—3.2%
Mytilineos SA	15,700	644,633
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
GREECE—7.2% (CONT.)
OTHER SPECIALTY RETAIL—4.0%
JUMBO SA	29,200	$ 820,468

TOTAL GREECE (Cost $881,399)		1,465,101
INDIA—19.2%
DIVERSIFIED BANKS—3.0%
HDFC Bank, Ltd.	34,000	597,920
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
CG Power & Industrial Solutions, Ltd.	69,000	389,269
HOTELS RESORTS & CRUISE LINES—5.7%
Lemon Tree Hotels, Ltd.*	242,000	407,966
MakeMyTrip, Ltd.*	13,600	753,304
		1,161,270
LIFE SCIENCES TOOLS & SERVICES—2.2%
Syngene International, Ltd.	50,000	452,038
MOTORCYCLE MANUFACTURERS—2.5%
Eicher Motors, Ltd.	11,000	509,203
PACKAGED FOODS & MEATS—3.9%
Patanjali Foods, Ltd.	41,478	793,416

TOTAL INDIA (Cost $3,249,067)		3,903,116
MEXICO—1.9%
CARGO GROUND TRANSPORTATION—1.9%
Grupo Traxion SAB de CV*	210,000	384,458
(Cost $370,752)
POLAND—1.5%
FOOD RETAIL—1.5%
Dino Polska SA*	2,900	312,990
(Cost $251,298)
SAUDI ARABIA—3.1%
IT CONSULTING & OTHER SERVICES—1.6%
Elm Co.	1,300	312,057
LEISURE FACILITIES—1.5%
Leejam Sports Co. JSC	6,000	308,914

TOTAL SAUDI ARABIA (Cost $362,720)		620,971
SOUTH KOREA—9.4%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.4%
Park Systems Corp.	3,700	475,761
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.5% (CONT.)
SOUTH KOREA—9.4% (CONT.)
SEMICONDUCTOR EQUIPMENT—1.6%
HPSP Co., Ltd.	9,700	$ 325,143
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.5%
Eo Technics Co., Ltd.*	4,000	511,716
SEMICONDUCTORS—2.9%
LEENO Industrial, Inc.*	3,989	593,499

TOTAL SOUTH KOREA (Cost $1,478,663)		1,906,119
TAIWAN—11.4%
SEMICONDUCTORS—11.4%
ASPEED Technology, Inc.	4,000	392,879
Taiwan Semiconductor Manufacturing Co., Ltd.	57,500	1,151,063
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,800	768,128

TOTAL TAIWAN (Cost $2,073,518)		2,312,070
TURKEY—3.9%
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Mavi Giyim Sanayi Ve Ticaret AS, Cl. B(a)	101,000	474,628
FOOD RETAIL—1.6%
BIM Birlesik Magazalar AS	25,000	313,499

TOTAL TURKEY (Cost $514,416)		788,127
UNITED ARAB EMIRATES—0.9%
OIL & GAS DRILLING—0.9%
ADNOC Drilling Co. PJSC	182,000	181,854
(Cost $191,596)
TOTAL COMMON STOCKS (Cost $16,288,909)		19,791,241
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
RIGHTS—0.0%
BRAZIL—0.0%
PASSENGER GROUND TRANSPORTATION—0.0%
Localiza Rent a Car SA*	104	$ 210
(Cost $0)

Total Investments (Cost $16,288,909)	97.5%	$19,791,451
Unaffiliated Securities (Cost $16,288,909)		19,791,451
Other Assets in Excess of Liabilities	2.5%	502,700
NET ASSETS	100.0%	$20,294,151

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 2.3% of the net assets of the Fund.

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.5%
AGRICULTURAL & FARM MACHINERY—0.6%
Deere & Co.	1,358	$ 534,482
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc.*	901	408,892
APPLICATION SOFTWARE—6.8%
Adobe, Inc.*	5,041	3,114,229
Autodesk, Inc.*	3,176	806,101
Intuit, Inc.	1,473	929,949
Salesforce, Inc.*	4,061	1,141,506

		5,991,785
AUTOMOBILE MANUFACTURERS—1.1%
Tesla, Inc.*	5,019	940,008
AUTOMOTIVE PARTS & EQUIPMENT—0.9%
Aptiv PLC*	5,666	460,816
Mobileye Global, Inc., Cl. A*	14,573	376,858

		837,674
BIOTECHNOLOGY—3.3%
AbbVie, Inc.	3,323	546,301
Amgen, Inc.	2,109	662,774
Vaxcyte, Inc.*	4,005	286,037
Vertex Pharmaceuticals, Inc.*	3,183	1,379,449

		2,874,561
BROADLINE RETAIL—7.7%
Amazon.com, Inc.*	35,468	5,504,634
MercadoLibre, Inc.*	736	1,259,892

		6,764,526
BUILDING PRODUCTS—0.5%
Allegion PLC	3,268	404,873
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	761	297,566
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	7,782	456,259
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Eaton Corp. PLC	2,199	541,130
NEXTracker, Inc., Cl. A*	7,392	334,636
Vertiv Holdings Co., Cl. A	16,488	928,769

		1,804,535
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Trimble, Inc.*	5,902	300,176
ELECTRONIC MANUFACTURING SERVICES—1.1%
Flex, Ltd.*	42,440	1,007,526
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.5% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Tetra Tech, Inc.	2,866	$ 453,344
Veralto Corp.	6,604	506,461

		959,805
FINANCIAL EXCHANGES & DATA—1.8%
S&P Global, Inc.	3,601	1,614,508
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	6,361	645,832
On Holding AG, Cl. A*	8,450	224,432

		870,264
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	2,176	1,087,761
HEALTHCARE EQUIPMENT—1.1%
Dexcom, Inc.*	4,026	488,555
Intuitive Surgical, Inc.*	1,165	440,626

		929,181
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	4,403	1,554,083
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	6,221	977,568
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.2%
Paycom Software, Inc.	1,172	222,961
INDUSTRIAL CONGLOMERATES—0.7%
Honeywell International, Inc.	3,108	628,624
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	3,376	863,277
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.6%
Xylem, Inc.	4,408	495,635
INTERACTIVE MEDIA & SERVICES—6.2%
Alphabet, Inc., Cl. A*	16,160	2,264,016
Alphabet, Inc., Cl. C*	13,940	1,976,692
Pinterest, Inc., Cl. A*	32,974	1,235,536

		5,476,244
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	11,732	1,023,500
IT CONSULTING & OTHER SERVICES—0.8%
Accenture PLC, Cl. A	1,947	708,474
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	1,843	409,146
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.5% (CONT.)
LIFE SCIENCES TOOLS & SERVICES—2.0%
Agilent Technologies, Inc.	4,610	$ 599,761
Danaher Corp.	4,742	1,137,653

		1,737,414
MANAGED HEALTHCARE—1.9%
Humana, Inc.	1,759	665,007
UnitedHealth Group, Inc.	2,043	1,045,485

		1,710,492
METAL, GLASS & PLASTIC CONTAINERS—0.6%
Ball Corp.	9,873	547,458
MOVIES & ENTERTAINMENT—0.5%
Spotify Technology SA*	2,240	482,384
PHARMACEUTICALS—2.1%
Merck & Co., Inc.	8,311	1,003,803
Zoetis, Inc.	4,472	839,886

		1,843,689
RAIL TRANSPORTATION—0.8%
Union Pacific Corp.	2,735	667,149
RESTAURANTS—0.8%
Starbucks Corp.	7,708	717,075
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.2%
ASML Holding NV	1,874	1,630,042
Lam Research Corp.	2,569	2,119,862

		3,749,904
SEMICONDUCTORS—10.2%
Advanced Micro Devices, Inc.*	3,702	620,788
First Solar, Inc.*	2,848	416,662
Marvell Technology, Inc.	13,438	909,753
NVIDIA Corp.	10,375	6,383,426
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,081	686,910

		9,017,539
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.1%
PepsiCo, Inc.	5,552	935,679
SYSTEMS SOFTWARE—13.9%
Microsoft Corp.	29,986	11,921,834
Oracle Corp.	3,338	372,854

		12,294,688
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	32,436	5,981,198
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2024 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—95.5% (CONT.)
TRANSACTION & PAYMENT PROCESSING SERVICES—4.7%
Visa, Inc., Cl. A	15,054	$ 4,113,656
TOTAL COMMON STOCKS (Cost $30,225,875)		84,242,219
REAL ESTATE INVESTMENT TRUST—2.3%
DATA CENTER—1.3%
Equinix, Inc.	1,382	1,146,742
INDUSTRIAL—1.0%
Prologis, Inc.	7,288	923,317
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,204,702)		2,070,059

Total Investments (Cost $31,430,577)	97.8%	$86,312,278
Unaffiliated Securities (Cost $31,430,577)		86,312,278
Other Assets in Excess of Liabilities	2.2%	1,921,123
NET ASSETS	100.0%	$88,233,401

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
On May 23, 2023, the Board of Trustees of the Trust (the "Board") approved the transition of the Funds' custodian and administrator from Brown Brothers Harriman & Company (the "Custodian") to The Bank of New York Mellon. This change became effective January 29, 2024.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.  Investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes,market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$445,393,096	$445,393,096	$—	$—
Consumer Discretionary	426,216,402	410,510,823	15,705,579	—
Energy	64,012,537	64,012,537	—	—
Financials	158,036,657	158,036,657	—	—
Health Care	397,721,975	397,721,975	—	—
Industrials	314,870,236	314,870,236	—	—
Information Technology	1,337,670,383	1,337,670,383	—	—
Materials	43,300,098	43,300,098	—	—
Real Estate	61,241,314	61,241,314	—	—
TOTAL COMMON STOCKS	$3,248,462,698	$3,232,757,119	$15,705,579	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
Information Technology	6,930,425	—	—	6,930,425
TOTAL PREFERRED STOCKS	$6,930,425	$—	$—	$6,930,425
SPECIAL PURPOSE VEHICLE
Information Technology	10,700,064	—	—	10,700,064
TOTAL INVESTMENTS IN SECURITIES	$3,266,093,187	$3,232,757,119	$15,705,579	$17,630,489

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	$(27,003,407)	$(27,003,407)	$—	$—
Consumer Staples	(13,378,748)	(13,378,748)	—	—
Financials	(1,816,443)	(1,816,443)	—	—
Health Care	(8,779,819)	(8,779,819)	—	—
Industrials	(24,799,034)	(24,799,034)	—	—
Information Technology	(25,860,804)	(25,860,804)	—	—
Market Indices	(95,006,925)	(95,006,925)	—	—
Materials	(4,073,790)	(4,073,790)	—	—
TOTAL COMMON STOCKS	$(200,718,970)	$(200,718,970)	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$23,546,690	$23,546,690	$—	$—
Consumer Discretionary	27,582,370	27,582,370	—	—
Consumer Staples	909	909	—	—
Energy	4,683,228	4,683,228	—	—
Financials	10,782,469	10,782,469	—	—
Health Care	54,820,949	51,833,717	—	2,987,232
Industrials	36,880,819	36,880,819	—	—
Information Technology	54,937,288	54,937,288	—	—
Real Estate	4,791,368	4,791,368	—	—
TOTAL COMMON STOCKS	$218,026,090	$215,038,858	$—	$2,987,232
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
REAL ESTATE INVESTMENT TRUST
Real Estate	1,205,364	1,205,364	—	—
RIGHTS
Health Care	93,320	—	—	93,320
SPECIAL PURPOSE VEHICLE
Information Technology	1,323,488	—	—	1,323,488
SHORT-TERM INVESTMENTS
U.S. Government	7,992,051	7,992,051	—	—
PURCHASED OPTIONS
Exchange Traded Options - Purchased	139,590	139,590	—	—
TOTAL INVESTMENTS IN SECURITIES	$228,779,903	$224,375,863	$—	$4,404,040

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(2,890,367)	$(2,890,367)	$—	$—
Consumer Discretionary	(12,645,071)	(12,645,071)	—	—
Consumer Staples	(5,639,684)	(5,639,684)	—	—
Energy	(680,477)	(680,477)	—	—
Exchange Traded Funds	(1,044,878)	(1,044,878)	—	—
Financials	(5,385,007)	(1,777,964)	(3,607,043)	—
Health Care	(12,255,238)	(12,255,238)	—	—
Industrials	(10,143,282)	(10,143,282)	—	—
Information Technology	(16,407,716)	(16,407,716)	—	—
Materials	(1,100,807)	(1,100,807)	—	—
Real Estate	(2,545,878)	(2,545,878)	—	—
TOTAL COMMON STOCKS	$(70,738,405)	$(67,131,362)	$(3,607,043)	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(459,999)	(459,999)	—	—
TOTAL SECURITIES SOLD SHORT	$(71,198,404)	$(67,591,361)	$(3,607,043)	$—
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Swaps - Contracts for difference	846,409	—	846,409	—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Swaps - Contracts for difference	(548,221)	—	(548,221)	—
Exchange-Traded Options Written	(52,900)	(52,900)	—	—
TOTAL FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES	$(601,121)	$(52,900)	$(548,221)	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,312,814	$5,316,723	$1,996,091	$—
Consumer Staples	2,168,270	—	2,168,270	—
Energy	591,122	591,122	—	—
Financials	2,208,725	1,610,805	597,920	—
Health Care	871,820	419,782	452,038	—
Industrials	1,092,210	702,941	389,269	—
Information Technology	4,901,647	1,139,529	3,762,118	—
Materials	644,633	—	644,633	—
TOTAL COMMON STOCKS	$19,791,241	$9,780,902	$10,010,339	$—
RIGHTS
Industrials	210	210	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,791,451	$9,781,112	$10,010,339	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,958,628	$5,958,628	$—	$—
Consumer Discretionary	12,501,668	12,501,668	—	—
Consumer Staples	1,913,247	1,913,247	—	—
Financials	6,751,664	6,751,664	—	—
Health Care	10,183,098	10,183,098	—	—
Industrials	6,015,630	6,015,630	—	—
Information Technology	39,051,290	39,051,290	—	—
Materials	1,410,735	1,410,735	—	—
Utilities	456,259	456,259	—	—
TOTAL COMMON STOCKS	$84,242,219	$84,242,219	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,070,059	2,070,059	—	—
TOTAL INVESTMENTS IN SECURITIES	$86,312,278	$86,312,278	$—	$—

[1]
Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2023	$ 7,111,465*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments
Included in net change in unrealized appreciation (depreciation) on investments	(181,040)
Purchases and sales	—
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	6,930,425*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (181,040)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$ 10,980,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(279,999)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	10,700,064
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (279,999)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2023	$ 3,628,822
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments
Included in net change in unrealized appreciation (depreciation) on investments	(641,590)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	2,987,232
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (641,590)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2023	—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ —

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2023	$ 85,753
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments
Included in net change in unrealized appreciation (depreciation) on investments	7,567
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	93,320
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ 7,567

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$ 1,358,121
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(34,633)
Purchases and sales
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2024	1,323,488
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2024	$ (34,633)

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of January 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$—*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	6,930,425	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Special Purpose Vehicle	10,700,064	Market Approach	Revenue Multiple	10.50x-12.50x	N/A
Alger Dynamic Opportunities Fund
Common Stocks	2,987,232	Market Approach	Revenue Multiple Transaction Price	6.00x-7.00x N/A	N/A
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A
Rights	93,320	Income Approach	Discount Rate Probability of Success	7.18%-8.11% 0.00%-55.00%	N/A

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value January 31, 2024	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Special Purpose Vehicle	$1,323,488	Market Approach	Revenue Multiple	10.50x-12.50x	N/A

*	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.
NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2024, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Forward foreign currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.
Contracts for Differences — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5 — Affiliated Securities:

During the three-month period ended January 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2024 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	2,912,012	—	—	2,912,012	$—	$—	$—	$— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3	—	—	—	—	—	—	(172,578)	6,595,008
Crosslink Ventures C, LLC, Cl. B3	—	—	—	—	—	—	(107,421)	4,105,056
Total					$—	$—	$(279,999)	$10,700,064

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at January 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2024
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	41,418	—	—	41,418	$—	$—	$—	$— [2]
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A3	—	—	—	—	—	—	(21,719)	829,984
Crosslink Ventures C, LLC, Cl. B3	—	—	—	—	—	—	(12,914)	493,504
Total					$—	$—	$(34,633)	$1,323,488

[1]	Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.
[2]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2024
[3]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
January 31, 2024.